Derivative and Hedging Instruments - Cost of Hedging (Details) - IFRS 9 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	$ 0	$ (3)
Changes in fair value	111	5
Amount reclassified to profit or loss	0	2
Accumulated other comprehensive income (loss), end of year	111	0
Foreign exchange and interest rate risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	18	25
Changes in fair value	(10)	(8)
Amount reclassified to profit or loss	0	(1)
Accumulated other comprehensive income (loss), end of year	$ 8	$ 18